Notes to the consolidated balance sheet - Trade Receivables and Other Current Assets and Receivables - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade receivables, tax receivables and other current assets
CIR and other research tax credits receivable	€ 4,385	€ 5,994
Receivable for current year	3,600
Prepaid expenses	8,576	8,601
Inventiva Inc [Member]
Trade receivables, tax receivables and other current assets
Research tax credits receivable from current tax year	1,000
CIR and other research tax credits received	5,200
Inventiva Inc [Member]
Trade receivables, tax receivables and other current assets
CIR and other research tax credits receivable	3,600	€ 700
Increase in research and development expense	€ 1,000